Income Taxes - Schedule of Income / (Loss) Before Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income / (Loss) Before Provision [Abstract]
Domestic	$ (7,232)	$ (11,770)
Foreign		64
Loss before Income taxes	$ (7,232)	$ (11,706)